UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.12%

ASSET-BACKED SECURITIES 1.92%

Automobiles 0.40%

Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$8,932	$9,129,897
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	19,375	19,406,426
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,707,787
Total					37,244,110

Other 1.52%

ALM XIX Ltd. 2016-19A C†	4.984	%#	7/15/2028	4,038	4,054,150
ALM XVIII Ltd. 2016-18A C†	5.007	%#	7/15/2027	4,500	4,546,199
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.33	%#	10/15/2027	3,600	3,527,023
Anchorage Capital CLO 8 Ltd. 2016-8A D†	4.921	%#	7/28/2028	1,750	1,738,099
Anchorage Capital CLO Ltd. 2013-1A C†	4.169	%#	7/13/2025	1,898	1,866,427
BlueMountain CLO Ltd. 2016-1A D†	5.425	%#	4/20/2027	4,200	4,253,537
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.375	%#	11/25/2027	22,500	22,758,388
JFIN CLO II Ltd. 2015-2A B1†	3.079	%#	10/19/2026	13,500	13,564,622
KKR Financial CLO Ltd. 2013-2A C†	4.388	%#	1/23/2026	3,500	3,393,554
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	4,308	4,327,919
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	5,549	5,589,022
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	6,500	6,628,825
OHA Loan Funding Ltd. 2013-1A D†	4.315	%#	7/23/2025	4,350	4,306,745
OZLM VIII Ltd. 2014-8A A2A†	2.829	%#	10/17/2026	11,750	11,728,911
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	8,890	9,169,347
Sound Point CLO XI Ltd. 2016-1A D†	5.175	%#	7/20/2028	13,000	13,059,587
Taco Bell Funding LLC 2016 1A A2II†	4.377%		5/25/2046	6,697	6,954,788
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	8,932	9,269,808
Voya CLO Ltd. 2016-2A C†	4.932	%#	7/19/2028	5,250	5,153,838
Westcott Park Clo Ltd. 2016-1A D†	5.046	%#	7/20/2028	7,650	7,687,296
Total					143,578,085
Total Asset-Backed Securities (cost $176,837,939)					180,822,195

				Shares (000)
COMMON STOCKS 13.84%

Aerospace/Defense 0.20%

Huntington Ingalls Industries, Inc.				62	9,495,317
Northrop Grumman Corp.				45	9,565,491
Total					19,060,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)	Fair Value
Air Transportation 0.03%

Hawaiian Holdings, Inc.*	65	$3,149,717

Auto Parts & Equipment 0.18%

Chassix Holdings, Inc.	607	17,452,889

Automakers 0.16%

Thor Industries, Inc.	173	14,638,108

Banking 0.42%

Comerica, Inc.	206	9,736,327
Cullen/Frost Bankers, Inc.	137	9,873,765
SVB Financial Group*	87	9,578,291
Texas Capital Bancshares, Inc.*	189	10,352,420
Total		39,540,803

Beverages 0.10%

Molson Coors Brewing Co. Class B	89	9,770,882

Building & Construction 0.25%

Granite Construction, Inc.	284	14,126,011
LGI Homes, Inc.*	260	9,571,032
Total		23,697,043

Building Materials 0.53%

Beacon Roofing Supply, Inc.*	217	9,122,501
Fortune Brands Home & Security, Inc.	85	4,965,517
Gibraltar Industries, Inc.*	255	9,463,962
GMS, Inc.*	255	5,674,519
Martin Marietta Materials, Inc.	53	9,448,948
U.S. Concrete, Inc.*	31	1,450,633
Vulcan Materials Co.	85	9,637,139
Total		49,763,219

Chemicals 0.49%

Albemarle Corp.	110	9,391,931
FMC Corp.	203	9,816,017
Scotts Miracle-Gro Co. (The) Class A	116	9,618,768
Trinseo SA	168	9,473,800
Versum Materials, Inc.*	336	7,618,120
Total		45,918,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)		Fair Value
Discount Stores 0.16%

Amazon.com, Inc.*		19	$15,575,641

Diversified Capital Goods 0.32%

A.O. Smith Corp.		101	9,944,992
Belden, Inc.		157	10,801,764
Illinois Tool Works, Inc.		79	9,425,416
Total			30,172,172

Electric: Integrated 0.29%

IDACORP, Inc.		123	9,664,919
Pinnacle West Capital Corp.		118	8,965,604
Portland General Electric Co.		215	9,136,279
Total			27,766,802

Electronics 0.50%

Applied Materials, Inc.		380	11,458,990
Cognex Corp.		184	9,732,477
Littelfuse, Inc.		74	9,527,174
MKS Instruments, Inc.		97	4,801,780
Trimble Navigation Ltd.*		392	11,199,376
Total			46,719,797

Energy: Exploration & Production 0.98%

Antero Resources Corp.*		361	9,732,696
Callon Petroleum Co.*		623	9,784,334
Concho Resources, Inc.*		73	10,022,842
Diamondback Energy, Inc.*		99	9,539,986
OGX Petroleo e Gas SA ADR		315	210,858
Parsley Energy, Inc. Class A*		325	10,875,436
Range Resources Corp.		255	9,892,216
Seven Generations Energy Ltd. Class A*(a)	CAD	673	16,198,558
Templar Energy LLC		417	3,021,962
WPX Energy, Inc.*		1,012	13,346,130
Total			92,625,018

Food: Wholesale 0.17%

Amplify Snack Brands, Inc.*		676	10,944,963
Blue Buffalo Pet Products, Inc.*		227	5,386,653
Total			16,331,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)	Fair Value
Forestry/Paper 0.25%

Boise Cascade Co.*	362	$9,205,392
Louisiana-Pacific Corp.*	489	9,209,489
Potlatch Corp.	125	4,861,250
Total		23,276,131

Gaming 0.27%

Boyd Gaming Corp.*	504	9,978,951
Wynn Resorts Ltd.	157	15,292,212
Total		25,271,163

Health Services 0.10%

Exelixis, Inc.*	761	9,730,913

Integrated Energy 0.06%

NOW, Inc.*	253	5,419,947

Investments & Miscellaneous Financial Services 0.36%

Flagstar Bancorp, Inc.*	352	9,779,100
MarketAxess Holdings, Inc.	90	14,876,109
TransUnion*	282	9,715,993
Total		34,371,202

Machinery 0.46%

Middleby Corp. (The)*	115	14,240,529
Nordson Corp.	94	9,409,954
Toro Co. (The)	200	9,375,120
Xylem, Inc.	193	10,129,144
Total		43,154,747

Managed Care 0.03%

Centene Corp.*	47	3,144,709

Media: Content 0.01%

ION Media Networks, Inc.*	4	1,206,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)		Fair Value
Medical Products 1.22%

ABIOMED, Inc.*		157	$20,241,449
Align Technology, Inc.*		99	9,271,969
Boston Scientific Corp.*		389	9,261,984
Charles River Laboratories International, Inc.*		117	9,750,780
DexCom, Inc.*		111	9,737,273
Edwards Lifesciences Corp.*		161	19,389,785
Glaukos Corp.*		315	11,900,932
Intuitive Surgical, Inc.*		21	15,227,229
Penumbra, Inc.*		134	10,152,948
Total			114,934,349

Metals/Mining (Excluding Steel) 1.00%

Anglo American plc*(a)	GBP	1,035	12,906,997
Fresnillo plc(a)	GBP	711	16,671,699
Mirabela Nickel Ltd.*(a)	AUD	31,268	239,308
MMC Norilsk Nickel PJSC ADR		581	9,285,567
MRC Global, Inc.*		403	6,615,227
Newmont Mining Corp.		352	13,831,534
Silver Wheaton Corp. (Canada)(b)		335	9,058,213
Teck Resources Ltd. Class B (Canada)(b)		343	6,191,682
U.S. Silica Holdings, Inc.		413	19,216,709
Total			94,016,936

Non-Electric Utilities 0.20%

American Water Works Co., Inc.		128	9,555,571
Aqua America, Inc.		313	9,550,542
Total			19,106,113

Oil Field Equipment & Services 0.21%

Halliburton Co.		208	9,344,016
Patterson-UTI Energy, Inc.		470	10,523,094
Total			19,867,110

Personal & Household Products 0.10%

Pool Corp.		95	9,025,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.80%

Cantel Medical Corp.	133	$10,394,734
Gilead Sciences, Inc.	120	9,513,626
Nevro Corp.*	134	13,968,322
Patheon NV (Netherlands)*(b)	216	6,400,080
Seattle Genetics, Inc.*	208	11,214,690
Spark Therapeutics, Inc.*	241	14,470,076
TESARO, Inc.*	96	9,588,357
Total		75,549,885

Rail 0.21%

CSX Corp.	326	9,943,000
Kansas City Southern	102	9,507,442
Total		19,450,442

Real Estate Investment Trusts 0.29%

Digital Realty Trust, Inc.	95	9,178,811
DuPont Fabros Technology, Inc.	223	9,202,669
QTS Realty Trust, Inc. Class A	165	8,723,527
Total		27,105,007

Recreation & Travel 0.12%

Vail Resorts, Inc.	70	11,042,940

Restaurants 0.10%

Shake Shack, Inc. Class A*	271	9,388,601

Software/Services 1.63%

2U, Inc.*	262	10,020,493
Arista Networks, Inc.*	119	10,114,310
Atlassian Corp. plc Class A (Australia)*(b)	309	9,248,742
CyberArk Software Ltd. (Israel)*(b)	76	3,744,766
Ellie Mae, Inc.*	122	12,843,967
Facebook, Inc. Class A*	122	15,590,834
GrubHub, Inc.*	240	10,300,920
MercadoLibre, Inc. (Argentina)(b)	52	9,636,937
MSCI, Inc.	117	9,807,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Shares (000)		Fair Value
Software/Services (continued)

NetEase, Inc. ADR		50	$11,942,688
Proofpoint, Inc.*		123	9,232,149
Tencent Holdings Ltd.(a)	HKD	407	11,304,299
Tyler Technologies, Inc.*		55	9,349,158
Veeva Systems, Inc. Class A*		259	10,681,200
Weibo Corp. ADR*		192	9,635,103
Total			153,453,535

Specialty Retail 0.64%

American Eagle Outfitters, Inc.		507	9,062,843
Burlington Stores, Inc.*		186	15,047,196
Deckers Outdoor Corp.*		152	9,055,471
Moncler SpA(a)	EUR	521	8,897,519
SiteOne Landscape Supply, Inc.*		235	8,436,364
Ulta Salon, Cosmetics & Fragrance, Inc.*		40	9,519,200
Total			60,018,593

Steel Producers/Products 0.11%

Worthington Industries, Inc.		218	10,448,926

Support: Services 0.10%

Equifax, Inc.		68	9,110,662

Technology Hardware & Equipment 0.43%

Broadcom Ltd. (Singapore)(b)		54	9,366,628
NVIDIA Corp.		301	20,641,513
Silicon Motion Technology Corp. ADR		207	10,702,352
Total			40,710,493

Telecommunications: Wireless 0.17%

Communications Sales & Leasing, Inc.		224	7,042,028
T-Mobile US, Inc.*		202	9,438,374
Total			16,480,402

Telecommunications: Wireline Integrated & Services 0.19%

CyrusOne, Inc.		186	8,839,648
Equinix, Inc.		25	8,836,572
Total			17,676,220
Total Common Stocks (cost $1,131,569,329)			1,305,144,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.23%

Automakers 0.10%

Tesla Motors, Inc.	0.25%	3/1/2019		$10,572	$9,633,735

Energy: Exploration & Production 0.07%

Chesapeake Energy Corp.†	5.50%	9/15/2026		5,360	5,360,000
Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	254	444,543
Oleo e Gas Participacoes SA(a)(c)	10.00%	6/1/2016	BRL	201	352,237
Total					6,156,780

Oil Refining & Marketing 0.06%

Green Plains, Inc.†	4.125%	9/1/2022		$4,733	5,469,573
Total Convertible Bonds (cost $21,534,933)					21,260,088

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.68%

Building & Construction 0.08%

William Lyon Homes Unit	Zero Coupon			77	7,256,800

Diversified Capital Goods 0.10%

Belden, Inc.	6.75%			97	9,731,667

Electric: Integrated 0.24%

Black Hills Corp. Unit	Zero Coupon			332	22,860,240

Energy: Exploration & Production 0.10%

Southwestern Energy Co.	6.25%			292	9,213,704

Software/Services 0.16%

Mandatory Exchangeable Trust†	5.75%			116	15,038,298
Total Convertible Preferred Stocks (cost $60,398,040)					64,100,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 3.30%

Auto Parts & Equipment 0.09%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$8,077	$8,197,706

Chemicals 0.09%

Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022	8,700	8,783,737

Electric: Generation 0.15%

Dayton Power & Light Co. (The) Term Loan	4.00%	8/24/2022	9,433	9,557,040
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	4,646	4,587,877
Total				14,144,917

Energy: Exploration & Production 0.58%

California Resources Corp. Term Loan	— (e)	9/24/2019	9,771	9,386,325
California Resources Corp. Term Loan	11.375%	12/31/2021	13,103	13,801,544
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	6,574	6,919,621
Chief Exploration & Development LLC 2nd Lien Term Loan	7.753%	5/16/2021	16,393	15,450,300
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	10,543	9,435,763
Total				54,993,553

Food: Wholesale 0.33%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	31,455	31,278,066

Gaming 0.44%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	9,139	9,150,151
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	11,136	11,132,566
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	20,025	21,526,875
Total				41,809,592

Media: Diversified 0.10%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	9,033	9,202,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.23%

Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	$6,222	$5,570,181
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020	12,469	10,641,602
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,820	5,693,910
Total				21,905,693

Oil Field Equipment & Services 0.04%

FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	9,063	3,647,808

Personal & Household Products 0.25%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	20,862	18,163,289
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	5,228	4,842,812
Total				23,006,101

Recreation & Travel 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	9,195	9,243,274

Specialty Retail 0.19%

Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	10,176	8,742,924
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	11,654	9,283,868
Total				18,026,792

Support: Services 0.61%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	6,886	5,990,912
Monitronics International Inc. Term Loan B2	6.50%	9/30/2022	10,786	10,769,174
Safway Group Holding LLC Initial Term Loan	5.75%	8/21/2023	13,889	14,001,848
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	7,157	7,233,106
University Support Services LLC Term Loan	6.25%	7/6/2022	19,210	19,342,165
Total				57,337,205

Telecommunications: Wireline Integrated & Services 0.10%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	9,473	9,509,536
Total Floating Rate Loans (cost $300,552,898)				311,086,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.47%

Mexico 0.11%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	194,760	$10,237,025

Netherlands 0.11%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	10,870,374

Spain 0.15%

Banco Popular Espanol SA	11.50%#	—	(f)	EUR	11,800	13,719,466

United Kingdom 0.10%

Premier Foods Finance plc†	6.50%	3/15/2021		GBP	7,171	9,457,344
Total Foreign Bonds (cost $48,976,829)						44,284,209

FOREIGN GOVERNMENT OBLIGATIONS 4.67%

Angola 0.10%

Republic of Angola†(b)	9.50%	11/12/2025			$9,210	9,198,580

Argentina 0.73%

City of Buenos Aires†(b)	7.50%	6/1/2027			5,475	5,975,962
City of Buenos Aires†(b)	8.95%	2/19/2021			8,675	9,932,875
Provincia de Mendoza†(b)	8.375%	5/19/2024			11,654	12,469,780
Provincia of Neuquen†(b)	8.625%	5/12/2028			8,675	9,585,875
Republic of Argentina†(b)	7.50%	4/22/2026			4,675	5,285,088
Republic of Argentina†(b)	7.625%	4/22/2046			6,025	6,811,262
Republic of Argentina(b)	8.75%	5/7/2024			16,100	18,748,450
Total						68,809,292

Armenia 0.14%

Abu Dhabi Government International†(b)	3.125%	5/3/2026			12,745	13,340,153

Australia 0.45%

Australian Government(a)	4.25%	4/21/2026		AUD	26,802	24,689,683
Queensland Treasury Corp.†(a)	4.00%	6/21/2019		AUD	22,400	18,157,501
Total						42,847,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bahamas 0.10%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$9,025	$9,566,500

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023		11,720	12,628,300
Government of Bermuda†	4.854%	2/6/2024		9,225	10,239,750
Total					22,868,050

Brazil 0.31%

Federal Republic of Brazil†(b)	5.333%	2/15/2028		14,375	14,231,250
Federal Republic of Brazil(b)	6.00%	4/7/2026		13,232	14,687,520
Total					28,918,770

Canada 0.40%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	37,570,944

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019		$5,280	5,979,600

Cyprus 0.23%

Republic of Cyprus(a)	4.75%	6/25/2019	EUR	18,200	22,107,134

Dominican Republic 0.26%

Dominican Republic†(b)	6.85%	1/27/2045		$21,835	24,564,375

Ethiopia 0.15%

Republic of Ethiopia†(b)	6.625%	12/11/2024		14,500	14,355,000

Gabon 0.10%

Republic of Gabon†(b)	6.375%	12/12/2024		10,700	9,842,448

Ghana 0.10%

Republic of Ghana†(b)	9.25%	9/15/2022		8,700	8,949,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Greece 0.10%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	8,967	$9,179,532

Honduras 0.11%

Honduras Government†(b)	7.50%	3/15/2024		$9,100	10,374,000

India 0.12%

Export-Import Bank of India†(b)	3.375%	8/5/2026		10,781	10,960,072

Jamaica 0.59%

Government of Jamaica(b)	6.75%	4/28/2028		13,650	15,629,250
Government of Jamaica(b)	7.625%	7/9/2025		9,550	11,245,125
Government of Jamaica(b)	7.875%	7/28/2045		4,354	5,137,720
Government of Jamaica(b)	8.00%	3/15/2039		19,790	23,846,950
Total					55,859,045

Qatar 0.16%

State of Qatar†(b)	4.625%	6/2/2046		13,425	14,710,095

Sri Lanka 0.09%

Republic of Sri Lanka†(b)	6.25%	10/4/2020		3,600	3,770,262
Republic of Sri Lanka†(b)	6.25%	7/27/2021		4,300	4,504,659
Total					8,274,921

Zambia 0.13%

Republic of Zambia†(b)	8.97%	7/30/2027		11,884	11,780,015
Total Foreign Government Obligations (cost $405,777,969)					440,055,182

HIGH YIELD CORPORATE BONDS 71.16%

Advertising 0.33%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,624,482
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,339,213
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,296,500
Total					31,260,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Aerospace/Defense 0.48%

CPI International, Inc.	8.75%	2/15/2018		$12,156	$12,490,290
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		7,725	8,140,219
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		4,497	4,766,820
Lockheed Martin Corp.	4.70%	5/15/2046		7,948	9,483,291
TransDigm, Inc.	6.50%	7/15/2024		10,188	10,773,810
Total					45,654,430

Air Transportation 0.22%

Air Canada (Canada)†(b)	7.75%	4/15/2021		10,183	11,048,555
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	12/15/2027		7,986	8,485,125
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(b)	8.375%	5/10/2020		925	888,000
Total					20,421,680

Auto Parts & Equipment 0.66%

Allison Transmission, Inc.†	5.00%	10/1/2024		11,116	11,421,690
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		11,902	11,366,410
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		10,028	9,865,045
MPG Holdco I, Inc.	7.375%	10/15/2022		10,800	11,097,000
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		5,611	5,745,664
TI Group Automotive Systems LLC†	8.75%	7/15/2023		12,004	13,114,370
Total					62,610,179

Automakers 0.10%

BMW US Capital LLC†	2.80%	4/11/2026		8,935	9,138,146
General Motors Co.(c)	8.375%	—	(f)	15,000	1,500
Total					9,139,646

Banking 4.98%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		17,551	18,500,790
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		13,090	13,116,115
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%#	—	(f)	11,885	13,084,387
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%#	—	(f)	9,000	9,248,103
Banco de Bogota SA (Colombia)†(b)	6.25%	5/12/2026		9,000	9,593,100
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%#	7/19/2026		8,525	9,356,188
Bank of America Corp.	4.25%	10/22/2026		13,195	14,027,802
BankUnited, Inc.	4.875%	11/17/2025		22,890	23,707,493
Citigroup, Inc.	4.45%	9/29/2027		13,296	13,944,180
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	8,305,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Citizens Financial Group, Inc.	5.50%#	—	(f)	$14,385	$14,133,262
Commonwealth Bank of Australia (Australia)†(b)	4.50%	12/9/2025		7,979	8,536,995
Credit Suisse Group AG (Switzerland)†(b)	7.50%#	—	(f)	8,994	9,172,756
Goldman Sachs Group, Inc. (The)	3.50%	1/23/2025		13,361	13,841,929
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		16,857	18,454,167
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		15,276	15,711,549
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		14,050	14,642,755
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		15,100	14,253,328
Intesa Sanpaolo SpA (Italy)†(b)	7.70%#	—	(f)	15,327	13,430,284
JPMorgan Chase & Co.	3.90%	7/15/2025		17,386	18,768,135
JPMorgan Chase & Co.	6.75%#	—	(f)	7,902	8,731,710
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025		10,464	10,697,054
Lloyds Banking Group plc (United Kingdom)(b)	7.50%#	—	(f)	9,098	9,418,250
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		7,700	8,519,064
Morgan Stanley	3.125%	7/27/2026		10,041	10,122,282
Morgan Stanley	4.00%	7/23/2025		8,326	8,970,133
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		9,585	9,680,850
Nordea Bank AB (Sweden)†(b)	6.125%#	—	(f)	12,386	12,091,832
Popular, Inc.	7.00%	7/1/2019		18,940	19,602,900
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		5,151	5,164,547
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%#	—	(f)	20,522	18,880,240
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%#	—	(f)	7,875	7,727,344
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%#	2/26/2024		9,578	9,685,752
Standard Chartered plc (United Kingdom)†(b)	7.50%#	—	(f)	9,200	9,200,000
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,612,188
Toronto-Dominion Bank (The) (Canada)(b)	3.625%#	9/15/2031		6,667	6,696,902
UBS AG/Stamford CT	7.625%	8/17/2022		4,894	5,713,745
UBS Group AG (Switzerland)(b)	7.00%#	—	(f)	8,600	9,096,151
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%	11/17/2045		15,891	17,538,468
Total					469,980,236

Beverages 1.57%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		36,560	39,341,631
Bacardi Ltd.†	2.75%	7/15/2026		8,801	8,763,182
Brown-Forman Corp.	4.50%	7/15/2045		15,274	17,579,091
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025		7,947	8,509,830
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	15,264,813
Constellation Brands, Inc.	4.75%	11/15/2024		4,700	5,111,250
Constellation Brands, Inc.	6.00%	5/1/2022		11,651	13,442,341
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045		7,946	9,045,814
PepsiCo, Inc.	3.60%	3/1/2024		14,292	15,687,842
PepsiCo, Inc.	4.25%	10/22/2044		4,605	5,268,949
PepsiCo, Inc.	4.45%	4/14/2046		8,417	9,991,838
Total					148,006,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.09%

TD Ameritrade Holding Corp.	2.95%	4/1/2022	$7,996	$8,338,069

Building & Construction 1.55%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11,740	11,446,500
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	6,140	6,385,600
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022	9,237	9,375,555
DR Horton, Inc.	4.75%	2/15/2023	5,416	5,903,440
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	13,656	12,085,560
Lennar Corp.	4.75%	11/15/2022	15,303	15,876,862
Lennar Corp.	4.75%	5/30/2025	7,075	7,216,500
PulteGroup, Inc.	5.00%	1/15/2027	15,555	15,701,217
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,936,156
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,387,375
William Lyon Homes, Inc.	7.00%	8/15/2022	19,276	19,950,660
William Lyon Homes, Inc.	8.50%	11/15/2020	1,000	1,050,000
Total				146,315,425

Building Materials 1.74%

Allegion plc (Ireland)(b)	5.875%	9/15/2023	3,725	4,032,312
Builders FirstSource, Inc.†	5.625%	9/1/2024	6,670	6,870,100
Builders FirstSource, Inc.†	10.75%	8/15/2023	9,553	11,009,832
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	16,507	18,355,784
Eagle Materials, Inc.	4.50%	8/1/2026	6,783	6,885,261
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,336,600
HD Supply, Inc.†	5.75%	4/15/2024	3,998	4,207,895
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	11,124,327
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,656,041
Masco Corp.	4.375%	4/1/2026	5,532	5,850,090
Masonite International Corp.†	5.625%	3/15/2023	8,636	9,154,160
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	8,900,863
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	18,125,955
Standard Industries, Inc.†	5.50%	2/15/2023	8,239	8,650,950
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	19,500	21,011,250
Vulcan Materials Co.	4.50%	4/1/2025	8,960	9,721,600
Total				163,893,020

Cable & Satellite Television 3.70%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	13,500	13,905,000
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	4,130	4,310,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	$635	$660,400
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	8,595	8,981,775
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	25,550,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,618,577
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,831,287
Charter Communications Operating LLC/Charter Communications Operating Capital†	4.908%	7/23/2025	15,825	17,486,625
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	9,418	11,124,174
CSC Holdings LLC†	10.125%	1/15/2023	8,050	9,297,750
CSC Holdings LLC†	10.875%	10/15/2025	47,846	56,099,435
DISH DBS Corp.†	7.75%	7/1/2026	13,325	14,191,125
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,885,620
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,626,551
SFR Group SA (France)†(b)	6.00%	5/15/2022	37,606	38,499,142
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	15,254,225
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	4,246	4,474,223
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	11,798	12,004,465
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	20,195,044
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,151,934
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	8,740	9,078,762
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	10,065	10,538,055
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	7,253	7,199,435
Total				348,964,292

Chemicals 1.36%

Albemarle Corp.	5.45%	12/1/2044	13,345	15,597,062
Braskem Finance Ltd.†	5.375%	5/2/2022	5,015	5,164,698
Braskem Finance Ltd.	6.45%	2/3/2024	8,776	9,543,900
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	6,394,765
Chemours Co. (The)	7.00%	5/15/2025	13,387	13,219,662
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	3,779	4,326,766
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	13,600	13,668,000
Hexion, Inc.	6.625%	4/15/2020	10,363	9,171,255
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	9,050	10,317,000
Momentive Performance Materials, Inc.	3.88%	10/24/2021	11,339	9,510,586
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	9,815	10,072,644
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	4,440	4,706,400
Tronox Finance LLC	6.375%	8/15/2020	18,024	16,717,260
Total				128,409,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 0.85%

Discover Bank/Greenwood DE	3.45%	7/27/2026		$15,927	$16,052,457
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		14,893	14,669,605
Navient Corp.	5.00%	10/26/2020		8,744	8,645,630
Navient Corp.	6.625%	7/26/2021		25,966	26,225,660
NFP Corp.†	9.00%	7/15/2021		13,646	14,070,732
Total					79,664,084

Department Stores 0.10%

SACI Falabella (Chile)†(b)	4.375%	1/27/2025		8,850	9,465,438

Discount Stores 0.70%

Amazon.com, Inc.	4.80%	12/5/2034		55,934	65,921,183

Diversified Capital Goods 1.37%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020		10,250	8,174,375
Apex Tool Group LLC†	7.00%	2/1/2021		5,361	5,153,261
Fortive Corp.†	3.15%	6/15/2026		8,935	9,207,553
Fortive Corp.†	4.30%	6/15/2046		4,468	4,802,081
General Cable Corp.	5.75%	10/1/2022		10,200	9,741,000
General Electric Co.	5.00%#	—	(f)	23,262	24,767,052
Griffon Corp.	5.25%	3/1/2022		10,928	11,009,960
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		12,036	12,876,847
SPX FLOW, Inc.†	5.625%	8/15/2024		4,002	4,072,035
SPX FLOW, Inc.†	5.875%	8/15/2026		6,669	6,760,699
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		11,066	10,402,040
Valmont Industries, Inc.	5.25%	10/1/2054		23,209	21,825,697
Total					128,792,600

Electric: Generation 0.56%

Illinois Power Generating Co.	7.00%	4/15/2018		16,899	6,844,095
Kallpa Generacion SA (Peru)†(b)	4.875%	5/24/2026		7,000	7,533,750
Listrindo Capital BV (Netherlands)†(b)	4.95%	9/14/2026		9,609	9,649,339
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		17,251	18,631,393
Talen Energy Supply LLC	6.50%	6/1/2025		12,034	9,717,455
Total					52,376,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.51%

AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	$9,623	$10,128,208
Black Hills Corp.	4.20%	9/15/2046	7,112	7,306,577
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	10,726	11,747,265
El Paso Electric Co.	5.00%	12/1/2044	16,498	19,518,454
Emera, Inc. (Canada)(b)	6.75%#	6/15/2076	17,025	18,343,859
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	17,937,107
Entergy Mississippi, Inc.	2.85%	6/1/2028	13,321	13,638,440
Indianapolis Power & Light Co.†	4.05%	5/1/2046	17,868	18,487,823
IPALCO Enterprises, Inc.	3.45%	7/15/2020	1,564	1,610,920
Louisville Gas & Electric Co.	4.375%	10/1/2045	5,575	6,406,249
Puget Energy, Inc.	3.65%	5/15/2025	7,898	8,234,881
Southern California Edison Co.	3.90%	3/15/2043	8,688	9,443,430
Total				142,803,213

Electronics 1.63%

Micron Technology, Inc.†	7.50%	9/15/2023	12,755	14,199,376
NVIDIA Corp.	3.20%	9/16/2026	41,067	41,476,274
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%	9/1/2022	35,758	37,545,900
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	8,616	9,445,290
Qorvo, Inc.	7.00%	12/1/2025	25,391	27,676,190
Trimble Navigation Ltd.	4.75%	12/1/2024	22,439	23,638,342
Total				153,981,372

Energy: Exploration & Production 6.73%

Bill Barrett Corp.	7.00%	10/15/2022	9,789	7,513,058
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	11,506	5,292,760
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	16,396,605
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	7,019	7,282,213
Chaparral Energy, Inc.(c)	7.625%	11/15/2022	7,583	5,137,483
Chaparral Energy, Inc.(c)	8.25%	9/1/2021	9,157	6,272,545
Chesapeake Energy Corp.	6.625%	8/15/2020	15,940	15,083,225
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	9,921,285
Concho Resources, Inc.	5.50%	4/1/2023	36,808	38,142,290
CONSOL Energy, Inc.	5.875%	4/15/2022	4,403	4,072,775
CONSOL Energy, Inc.	8.00%	4/1/2023	9,831	9,585,225
Continental Resources, Inc.	4.50%	4/15/2023	9,723	9,382,695
Continental Resources,Inc.	3.80%	6/1/2024	27,487	25,288,040
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	28,776,300
Denbury Resources, Inc.	4.625%	7/15/2023	4,142	2,775,140
Denbury Resources, Inc.	5.50%	5/1/2022	19,098	13,798,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Diamondback Energy, Inc.	7.625%	10/1/2021	$16,260	$17,245,762
Eclipse Resources Corp.	8.875%	7/15/2023	10,576	10,357,870
Gulfport Energy Corp.	6.625%	5/1/2023	3,193	3,288,790
Gulfport Energy Corp.	7.75%	11/1/2020	12,493	13,023,952
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	23,627	22,740,987
Kosmos Energy Ltd. †	7.875%	8/1/2021	19,780	19,285,500
Marathon Oil Corp.	3.85%	6/1/2025	4,935	4,694,981
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	12,484	9,940,385
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	35,377	28,124,715
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,403,432
Newfield Exploration Co.	5.625%	7/1/2024	18,026	18,566,780
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,924	9,551,850
Occidental Petroleum Corp.	3.40%	4/15/2026	13,233	13,977,608
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	9,325	9,954,438
PDC Energy, Inc.†	6.125%	9/15/2024	4,002	4,152,075
PDC Energy, Inc.	7.75%	10/15/2022	22,734	24,382,215
Pertamina Persero PT (Indonesia)†(b)	5.625%	5/20/2043	7,000	7,373,296
Petrobras Argentina SA (Argentina)†(b)	7.375%	7/21/2023	9,059	9,376,065
Range Resources Corp.	4.875%	5/15/2025	19,965	19,266,225
Range Resources Corp.†	5.875%	7/1/2022	18,283	18,557,245
Rice Energy, Inc.	6.25%	5/1/2022	14,831	15,387,162
RSP Permian, Inc.	6.625%	10/1/2022	13,207	13,900,367
Sanchez Energy Corp.	6.125%	1/15/2023	10,173	8,214,698
Sanchez Energy Corp.	7.75%	6/15/2021	5,861	5,186,985
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	17,880	18,639,900
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	9,989	10,438,505
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	17,285	18,473,344
SM Energy Co.	5.625%	6/1/2025	5,785	5,466,825
SM Energy Co.	6.50%	11/15/2021	10,062	10,338,705
Southwestern Energy Co.	6.70%	1/23/2025	9,550	9,597,750
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	9,310	9,235,520
WPX Energy, Inc.	6.00%	1/15/2022	10,770	10,803,656
YPF SA (Argentina)†(b)	8.50%	3/23/2021	9,500	10,625,750
YPF SA (Argentina)†(b)	8.50%	7/28/2025	12,999	14,295,000
Total				634,588,682

Environmental 0.11%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	9,502	9,988,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 1.07%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	$13,863	$13,863,000
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	7,240	6,262,600
Ingles Markets, Inc.	5.75%	6/15/2023	8,533	8,895,652
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	7,092,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	17,165,400
Rite Aid Corp.	7.70%	2/15/2027	19,757	25,387,745
SMU SA (Chile)†(b)	7.75%	2/8/2020	4,969	4,844,775
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	19,230	17,403,150
Total				100,914,322

Food: Wholesale 1.57%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	8,858	9,455,915
Bunge Ltd. Finance Corp.	3.25%	8/15/2026	10,668	10,756,107
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	10,400	10,868,000
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	6,413	6,332,838
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	7,994	7,994,000
Kellogg Co.	3.25%	4/1/2026	11,834	12,369,465
Kellogg Co.	4.50%	4/1/2046	11,834	12,853,807
Land O’Lakes, Inc.†	6.00%	11/15/2022	12,700	14,147,800
Marfrig Holdings Europe BV (Netherlands)†(b)	8.00%	6/8/2023	8,460	8,688,420
Mead Johnson Nutrition Co.	4.125%	11/15/2025	11,918	12,945,582
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	11,391,187
Post Holdings, Inc.†	7.75%	3/15/2024	12,118	13,632,750
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,580,259
TreeHouse Foods, Inc.	4.875%	3/15/2022	2,079	2,162,160
TreeHouse Foods, Inc.†	6.00%	2/15/2024	9,463	10,231,869
Total				148,410,159

Forestry/Paper 0.36%

Klabin Finance SA (Luxembourg)†(b)	5.25%	7/16/2024	9,000	9,000,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	9,101	4,834,906
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	12,930	13,802,775
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	6,234	6,296,964
Total				33,934,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 2.25%

Boyd Gaming Corp.	6.875%	5/15/2023	$14,473	$15,739,387
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	9,350	10,074,625
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	13,199	14,155,928
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,633,090
International Game Technology plc†	6.50%	2/15/2025	11,149	12,068,793
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	17,080	17,211,379
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	4,760	5,175,072
MGM Resorts International	6.00%	3/15/2023	26,811	29,156,962
MGM Resorts International	7.75%	3/15/2022	6,873	7,989,863
Mohegan Tribal Gaming Authority†(g)	7.875%	10/15/2024	18,341	18,341,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	16,433	17,768,181
River Rock Entertainment Authority(c)	9.00%	11/1/2018	10,368	2,151,360
Scientific Games International, Inc.	10.00%	12/1/2022	9,895	9,177,613
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	21,725	21,833,625
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	24,295	24,659,425
Total				212,136,303

Gas Distribution 3.60%

Boardwalk Pipelines LP	5.95%	6/1/2026	14,074	15,588,151
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	8,783	9,529,555
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	8,935	9,721,950
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,829,165
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	9,977,000
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	12,353,625
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,860,856
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	9,907	10,257,510
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	20,172,571
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	13,716,000
Magellan Midstream Partners LP	5.00%	3/1/2026	11,839	13,512,810
MPLX LP	5.50%	2/15/2023	11,920	12,325,173
ONEOK, Inc.	4.25%	2/1/2022	7,495	7,382,575
Rockies Express Pipeline LLC†	5.625%	4/15/2020	9,471	10,039,260
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,450	19,095,750
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	44,839	48,482,169
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,271,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	$6,025	$6,446,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,379,219
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	8,300	8,683,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	12,150	13,030,875
Transcanada Trust (Canada)(b)	5.875%#	8/15/2076	22,048	23,381,904
Williams Cos., Inc. (The)	4.55%	6/24/2024	8,555	8,765,025
Williams Cos., Inc. (The)	5.75%	6/24/2044	5,167	5,347,845
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	10,105	10,233,323
Total				339,384,748

Health Facilities 2.38%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	5,440	5,712,000
Amsurg Corp.	5.625%	11/30/2020	12,436	12,809,080
Amsurg Corp.	5.625%	7/15/2022	6,136	6,297,070
Ascension Health	3.945%	11/15/2046	8,881	9,718,478
Dignity Health	3.812%	11/1/2024	7,500	8,019,382
Dignity Health	4.50%	11/1/2042	8,811	9,376,543
HCA, Inc.	5.25%	4/15/2025	11,873	12,689,269
HCA, Inc.	5.875%	3/15/2022	8,139	8,993,595
HCA, Inc.	7.05%	12/1/2027	3,490	3,729,937
HCA, Inc.	7.50%	2/15/2022	39,234	45,119,100
HCA, Inc.	7.58%	9/15/2025	5,778	6,543,585
HCA, Inc.	7.69%	6/15/2025	12,776	14,422,954
HCA, Inc.	8.36%	4/15/2024	2,295	2,676,154
MEDNAX, Inc.†	5.25%	12/1/2023	3,106	3,272,948
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	13,820,920
MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8/1/2026	5,333	5,546,320
Northwell Healthcare, Inc.	3.979%	11/1/2046	26,668	27,039,352
Tenet Healthcare Corp.	6.75%	6/15/2023	7,036	6,561,070
Tenet Healthcare Corp.	8.125%	4/1/2022	21,945	22,054,725
Total				224,402,482

Hotels 0.32%

Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	10,153	10,102,235
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	11,114	11,391,850
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	8,404	8,614,100
Total				30,108,185

Insurance Brokerage 0.15%

Wayne Merger Sub LLC†	8.25%	8/1/2023	13,630	13,885,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance-Reinsurance 0.18%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	$7,903	$8,219,776
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,316,501
Total				16,536,277

Integrated Energy 0.59%

Exxon Mobil Corp.	4.114%	3/1/2046	11,641	13,046,511
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	9,500	9,575,240
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	23,912	32,588,445
Total				55,210,196

Investments & Miscellaneous Financial Services 1.02%

CME Group, Inc.	3.00%	3/15/2025	16,017	16,827,588
Double Eagle Acquisition Sub, Inc.†	7.50%	10/1/2024	6,160	6,290,900
FMR LLC†	5.35%	11/15/2021	7,800	8,877,141
GrupoSura Finance SA†	5.50%	4/29/2026	8,785	9,345,044
Intercontinental Exchange, Inc.	3.75%	12/1/2025	17,312	18,811,938
Nasdaq, Inc.	3.85%	6/30/2026	4,886	5,122,741
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,024	3,452,725
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	13,913	13,952,123
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	13,300	13,311,970
Total				95,992,170

Life Insurance 0.44%

CNO Financial Group, Inc.	5.25%	5/30/2025	13,093	13,060,267
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	14,323,630
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	13,651,429
Total				41,035,326

Machinery 0.11%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	9,902	10,347,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.37%

Centene Corp.	5.625%	2/15/2021	$5,922	$6,292,125
Centene Corp.	6.125%	2/15/2024	16,908	18,387,450
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,558,423
Total				35,237,998

Media: Content 1.00%

Activision Blizzard, Inc.†	3.40%	9/15/2026	13,335	13,419,637
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,512,000
iHeartCommunications, Inc.	9.00%	3/1/2021	17,600	13,178,000
Netflix, Inc.	5.50%	2/15/2022	10,623	11,486,119
Netflix, Inc.	5.875%	2/15/2025	13,966	15,153,110
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,354	7,859,587
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	13,482,490
Total				94,090,943

Media: Diversified 0.29%

Viacom, Inc.	4.85%	12/15/2034	22,396	22,902,015
Viacom, Inc.	5.25%	4/1/2044	4,494	4,722,224
Total				27,624,239

Medical Products 1.90%

Boston Scientific Corp.	7.00%	11/15/2035	20,953	27,577,752
Crimson Merger Sub, Inc.†	6.625%	5/15/2022	10,875	9,624,375
Edwards Lifesciences Corp.	2.875%	10/15/2018	4,813	4,907,816
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,193,765
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	25,644,937
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	23,815	24,767,600
Hologic, Inc.†	5.25%	7/15/2022	9,174	9,770,310
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	5,529	5,998,965
Medtronic, Inc.	3.15%	3/15/2022	17,115	18,211,781
Medtronic, Inc.	4.375%	3/15/2035	15,932	18,089,129
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	13,033	13,586,903
Stryker Corp.	3.50%	3/15/2026	5,531	5,870,786
Stryker Corp.	4.625%	3/15/2046	8,476	9,546,629
Total				178,790,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 4.43%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	$8,809	$9,172,371
Aleris International, Inc.	7.875%	11/1/2020	10,204	10,382,570
Aleris International, Inc.†	9.50%	4/1/2021	12,332	13,318,560
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	8,000	9,155,528
Anglo American Capital plc (United Kingdom)†(b)	3.625%	5/14/2020	9,187	9,232,935
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	551	555,133
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	2,242	2,298,050
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	7,093	8,192,415
AngloGold Ashanti Holdings plc (Isle of Man)(b)	6.50%	4/15/2040	6,359	6,517,975
Coeur Mining, Inc.	7.875%	2/1/2021	15,677	16,147,310
First Quantum Minerals Ltd. (Canada)†(b)	6.75%	2/15/2020	3,561	3,311,730
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	10/15/2019	1,780	1,699,900
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	15,715	18,307,975
Freeport-McMoRan, Inc.	3.55%	3/1/2022	26,106	23,886,990
Freeport-McMoRan, Inc.	3.875%	3/15/2023	36,354	32,806,577
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	12,866	14,265,177
Glencore Funding LLC†	4.125%	5/30/2023	9,950	9,914,528
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,455	9,879,975
Indo Energy Finance BV (Netherlands)†(b)	7.00%	5/7/2018	4,592	4,018,000
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	5,846	4,137,191
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	16,141	16,705,935
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	20,220	21,216,846
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	2,861	2,989,745
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	10,330	11,053,100
Mirabela Nickel Ltd. (Australia)(b)(c)	1.00%	9/10/2044	185	19
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(b)	6.625%	10/14/2022	12,000	13,601,952
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	22,843	23,471,182
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	7,146	7,378,245
Newmont Mining Corp.	4.875%	3/15/2042	4,494	4,752,661
Newmont Mining Corp.	6.25%	10/1/2039	21,154	25,032,332
Novelis Corp.†	5.875%	9/30/2026	8,892	9,125,415
Novelis Corp.†	6.25%	8/15/2024	8,652	9,203,565
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	1,427	1,398,460
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	2,466	2,441,340
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	22,962	22,617,570
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	10,314	11,835,315
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	9,652	9,802,812
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	6,665	6,979,588
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	11,059	10,851,644
Total				417,658,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.12%

MGIC Investment Corp.	5.75%	8/15/2023	$10,670	$11,123,475

Non-Electric Utilities 0.13%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,663,967

Oil Field Equipment & Services 1.19%

Forum Energy Technologies, Inc.	6.25%	10/1/2021	11,835	11,272,838
FTS International, Inc.	6.25%	5/1/2022	2,596	1,005,950
FTS International, Inc.†	8.35%#	6/15/2020	9,674	8,220,868
Halliburton Co.	3.80%	11/15/2025	8,525	8,830,221
Halliburton Co.	5.00%	11/15/2045	4,443	4,868,684
Nabors Industries, Inc.	4.625%	9/15/2021	10,773	10,163,108
Oceaneering International, Inc.	4.65%	11/15/2024	14,235	14,353,563
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	16,282	13,351,240
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,208	2,919,280
SESI LLC	6.375%	5/1/2019	4,926	4,913,685
SESI LLC	7.125%	12/15/2021	5,564	5,466,630
Weatherford International Ltd.	4.50%	4/15/2022	13,418	11,405,300
Weatherford International Ltd.	7.75%	6/15/2021	15,214	15,118,912
Total				111,890,279

Oil Refining & Marketing 0.33%

Citgo Holding, Inc.†	10.75%	2/15/2020	17,528	17,604,685
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	12,931	13,286,603
Total				30,891,288

Packaging 1.20%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	7.25%	5/15/2024	11,481	12,284,670
Ball Corp.	4.00%	11/15/2023	9,835	9,945,644
BWAY Holding Co.†	9.125%	8/15/2021	8,811	9,185,468
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	14,052	14,438,430
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,271,487
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,914,550
Pactiv LLC	7.95%	12/15/2025	8,500	9,307,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.00%	7/15/2024	7,726	8,300,621
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,920,002
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,970,625
Total				113,538,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.86%

Brunswick Corp.†	4.625%	5/15/2021	$5,428	$5,604,410
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	13,304,890
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	14,928,750
Newell Brands, Inc.	5.50%	4/1/2046	15,807	19,220,901
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,876,454
Spectrum Brands, Inc.	5.75%	7/15/2025	7,621	8,268,785
Springs Industries, Inc.	6.25%	6/1/2021	9,749	10,138,960
Total				81,343,150

Pharmaceuticals 0.32%

Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,774	11,231,895
Pfizer, Inc.	5.60%	9/15/2040	14,577	19,143,070
Total				30,374,965

Property & Casualty 0.34%

Allstate Corp. (The)	5.75%#	8/15/2053	8,670	9,325,669
Chubb INA Holdings, Inc.	4.35%	11/3/2045	7,946	9,208,317
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	13,323	13,872,667
Total				32,406,653

Rail 0.64%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	13,527	15,256,102
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	17,142	17,656,260
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	14,393	13,133,613
Kansas City Southern	3.125%	6/1/2026	4,440	4,517,447
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,287,250
Total				59,850,672

Real Estate Investment Trusts 1.14%

Brixmor Operating Partnership LP	3.25%	9/15/2023	13,337	13,387,721
Brixmor Operating Partnership LP	3.85%	2/1/2025	13,793	14,050,115
Brixmor Operating Partnership LP	3.875%	8/15/2022	13,193	13,847,188
CubeSmart LP	4.00%	11/15/2025	7,942	8,484,574
Digital Realty Trust LP	4.75%	10/1/2025	12,013	13,058,335
Healthcare Trust of America Holdings LP	3.50%	8/1/2026	8,883	9,017,950
Jababeka International BV (Netherlands)†(b)	7.50%	9/24/2019	8,150	8,717,232
Tanger Properties LP	3.125%	9/1/2026	10,667	10,660,280
VEREIT Operating Partnership LP	4.60%	2/6/2024	6,380	6,635,200
VEREIT Operating Partnership LP	4.875%	6/1/2026	9,007	9,547,420
Total				107,406,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.32%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$25,318	$30,539,838

Restaurants 0.71%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	5,787	6,012,051
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	13,280	13,910,800
McDonald’s Corp.	3.70%	1/30/2026	7,546	8,134,060
McDonald’s Corp.	4.60%	5/26/2045	9,005	10,146,231
McDonald’s Corp.	4.875%	12/9/2045	7,943	9,256,216
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	9,741	9,229,597
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	9,862	10,009,930
Total				66,698,885

Software/Services 2.08%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	19,256,291
Alliance Data Systems Corp.†	6.375%	4/1/2020	9,709	9,927,453
Camelot Finance SA (Luxembourg)†(b)(g)	7.875%	10/15/2024	8,207	8,483,986
Cengage Learning, Inc.†	9.50%	6/15/2024	14,908	15,243,430
First Data Corp.†	7.00%	12/1/2023	27,015	28,635,900
MasterCard, Inc.	3.375%	4/1/2024	12,720	13,726,584
Microsoft Corp.	2.375%	2/12/2022	17,392	17,913,360
Microsoft Corp.	4.00%	2/12/2055	26,489	27,185,555
MSCI, Inc.†	5.75%	8/15/2025	9,469	10,155,502
Oracle Corp.	4.375%	5/15/2055	18,518	19,727,374
Priceline Group, Inc. (The)	3.60%	6/1/2026	8,882	9,331,163
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,924,250
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,818,605
Total				196,329,453

Specialty Retail 0.87%

Brookstone Holdings Corp. PIK	10.00%	7/7/2021	628	135,317
Hot Topic, Inc.†	9.25%	6/15/2021	8,934	9,514,710
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,902	13,192,295
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	16,449	13,817,160
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	8,418	8,941,414
PetSmart, Inc.†	7.125%	3/15/2023	26,082	27,386,100
William Carter Co. (The)	5.25%	8/15/2021	8,675	9,114,215
Total				82,101,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.87%

ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	$13,332	$14,598,540
Gerdau Trade, Inc.†	4.75%	4/15/2023	3,504	3,407,640
GTL Trade Finance, Inc.†	5.893%	4/29/2024	15,846	15,687,540
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	9,487	10,459,417
Steel Dynamics, Inc.	5.125%	10/1/2021	11,950	12,472,812
Steel Dynamics, Inc.	5.50%	10/1/2024	9,550	10,027,500
U.S. Steel Corp.†	8.375%	7/1/2021	8,871	9,724,834
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,553	5,872,298
Total				82,250,581

Support: Services 1.30%

AECOM	5.875%	10/15/2024	9,059	9,715,777
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	3,608,313
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,679	8,493,323
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	9,274,952
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	11,064,375
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,584	10,828,620
Leidos Holdings, Inc.	4.45%	12/1/2020	4,650	4,857,855
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	14,041,011
Monitronics International, Inc.	9.125%	4/1/2020	10,520	9,941,400
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,683,000
Sotheby’s†	5.25%	10/1/2022	7,404	7,385,490
Total System Services, Inc.	4.80%	4/1/2026	11,339	12,579,725
United Rentals North America, Inc.	6.125%	6/15/2023	12,319	12,981,146
Total				122,454,987

Technology Hardware & Equipment 1.13%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,087,500
CommScope Technologies Finance LLC†	6.00%	6/15/2025	25,326	27,130,478
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	8,930	9,342,637
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	22,927	24,369,108
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	27,034	29,751,539
Total				106,681,262

Telecommunications: Satellite 0.12%

Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	17,259	11,477,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 2.29%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	$22,850	$23,608,620
Crown Castle International Corp.	4.875%	4/15/2022	8,266	9,241,388
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	11,030	8,489,791
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	3,236	2,871,950
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,441	15,783,360
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	17,156	18,662,280
SBA Communications Corp.	4.875%	7/15/2022	8,259	8,568,712
T-Mobile USA, Inc.	6.50%	1/15/2024	47,921	52,021,600
T-Mobile USA, Inc.	6.50%	1/15/2026	17,671	19,614,810
T-Mobile USA, Inc.	6.633%	4/28/2021	20,000	21,125,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,370,100
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	5,630	5,855,200
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	26,564	27,825,790
Total				216,038,601

Telecommunications: Wireline Integrated & Services 2.47%

Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	12,134	12,914,823
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	8,394	8,851,389
Consolidated Communications, Inc.	6.50%	10/1/2022	8,667	8,450,325
Equinix, Inc.	5.375%	4/1/2023	19,410	20,453,287
Equinix, Inc.	5.875%	1/15/2026	37,076	39,949,390
Frontier Communications Corp.	6.875%	1/15/2025	12,015	10,678,331
Frontier Communications Corp.	9.25%	7/1/2021	9,810	10,607,063
Frontier Communications Corp.	10.50%	9/15/2022	18,087	19,240,046
Frontier Communications Corp.	11.00%	9/15/2025	42,204	44,208,690
GCI, Inc.	6.875%	4/15/2025	13,026	13,416,780
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2049	15,000	1,500
Sable International Finance Ltd.†	6.875%	8/1/2022	13,196	13,756,830
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	9,565	9,814,838
Windstream Services LLC	7.75%	10/1/2021	2,954	2,961,385
Windstream Services LLC	7.75%	10/15/2020	1,866	1,907,985
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	15,228	16,065,540
Total				233,278,202

Transportation: Infrastructure/Services 0.22%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,975,000
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	8,970	10,418,207
Total				20,393,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Trucking & Delivery 0.14%

FedEx Corp.	4.55%		4/1/2046	$11,856	$13,224,633
Total High Yield Corporate Bonds (cost $6,450,234,985)					6,709,233,399

MUNICIPAL BOND 0.16%

Other Revenue

New York City Indus Dev Agy† (cost $10,774,000)	11.00%		3/1/2029	10,774	15,302,528

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.66%

Citigroup Commercial Mortgage Trust 2015-101A D†	4.779	%#	1/14/2043	8,025	7,806,629
Citigroup Commercial Mortgage Trust 2015-101A F†	4.779	%#	1/14/2043	19,000	13,881,115
Citigroup Commercial Mortgage Trust 2015-101A G†	4.779	%#	1/14/2043	4,000	2,771,180
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.765	%#	9/10/2047	6,250	6,569,689
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591	%#	7/10/2050	12,037	9,341,970
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00	%#	1/25/2051	7,835	7,453,035
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.38	%#	1/25/2051	7,457	6,305,358
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	20,727	683,518
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	7,044,111
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,833,320)					61,856,605

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production

Templar Energy LLC (cost $3,416,610)	Zero Coupon			342	3,331,195
Total Long-Term Investments (cost $8,675,906,852)					9,156,477,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
SHORT-TERM INVESTMENTS 1.66%

FOREIGN GOVERNMENT OBLIGATIONS 0.23%

Argentina

Letras del Banco Central de la Republica Argentina(a)	Zero Coupon	11/30/2016	ARS	129,300	$8,077,212
Letras del Banco Central de la Republica Argentina(a)	Zero Coupon	1/11/2017	ARS	49,725	3,034,013
Letras del Banco Central de la Republica Argentina(a)	Zero Coupon	12/14/2016	ARS	74,600	4,617,395
Letras del Banco Central de la Republica Argentina(a)	Zero Coupon	12/28/2016	ARS	99,500	6,123,459
Total Foreign Government Obligations (cost $22,937,220)					21,852,079

HIGH YIELD CORPORATE BOND 0.09%

Gaming

Caesars Entertainment Operating Co., Inc.(c) (cost $8,920,281)	11.25%	6/1/2017		$8,544	8,843,040

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $116,710,000 of U.S. Treasury Note at 3.50% due 5/15/2020; value: $128,672,775; proceeds: $126,147,160 (cost $126,146,845)				126,147	126,146,845
Total Short-Term Investments (cost $158,004,346)					156,841,964
Total Investments in Securities 98.78% (cost $8,833,911,198)					9,313,318,969
Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 1.22%					115,386,221
Net Assets 100.00%					$9,428,705,190

ARS	Argentine Peso
AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2016.
(e)	Interest rate to be determined.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	10/19/2016	1,000,000	$1,296,525	$1,296,569	$44
British pound	Sell	Deutsche Bank AG	10/19/2016	1,170,000	1,532,069	1,516,986	15,083
British pound	Sell	J.P. Morgan	10/19/2016	21,075,000	27,899,814	27,325,199	574,615
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$589,742

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Standard Chartered Bank	10/19/2016	7,000,000	$9,064,202	$9,075,985	$(11,783)
euro	Sell	Goldman Sachs	11/16/2016	57,500,000	64,492,863	64,718,655	(225,792)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(237,575)

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	December 2016	3,907	Short	$(656,986,469)	$1,157,422
U.S. 5-Year Treasury Note	December 2016	10,556	Long	1,282,718,938	3,329,733
Totals				$625,732,469	$4,487,155

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	7,477	Short	$(980,421,625)	$(1,075,771)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3		Total
Asset-Backed Securities	$—		$180,822,195	$—		$180,822,195
Common Stocks
Auto Parts & Equipment	—		17,452,889	—		17,452,889
Energy: Exploration & Production	89,603,056	(3)	—	3,021,962	(4)	92,625,018
Media: Content	—		—	1,206,938	(5)	1,206,938
Metals/Mining (Excluding Steel)	54,913,365		38,864,263	239,308	(5)	94,016,936
Software/Services	142,149,236		11,304,299	—		153,453,535
Specialty Retail	51,121,074		8,897,519	—		60,018,593
Remaining Industries	886,370,637		—	—		886,370,637
Convertible Bonds
Energy: Exploration & Production	—		5,360,000	796,780	(5)	6,156,780
Remaining Industries	—		15,103,308	—		15,103,308
Convertible Preferred Stocks
Building & Construction	—		7,256,800	—		7,256,800
Diversified Capital Goods	9,731,667		—	—		9,731,667
Electric: Integrated	22,860,240		—	—		22,860,240
Energy: Exploration & Production	9,213,704		—	—		9,213,704
Software/Services	—		15,038,298	—		15,038,298
Floating Rate Loans(6)
Auto Parts & Equipment	—		—	8,197,706		8,197,706
Chemicals	—		8,783,737	—		8,783,737
Electric: Generation	—		14,144,917	—		14,144,917
Energy: Exploration & Production	—		54,993,553	—		54,993,553
Food: Wholesale	—		31,278,066	—		31,278,066
Gaming	—		41,809,592	—		41,809,592
Media: Diversified	—		9,202,369	—		9,202,369
Metals/Mining (Excluding Steel)	—		21,905,693	—		21,905,693
Oil Field Equipment & Services	—		3,647,808	—		3,647,808
Personal & Household Products	—		23,006,101	—		23,006,101
Recreation & Travel	—		9,243,274	—		9,243,274
Specialty Retail	—		18,026,792	—		18,026,792
Support: Services	—		37,995,040	19,342,165		57,337,205
Telecommunications: Wireline Integrated & Services	—		9,509,536	—		9,509,536
Foreign Bonds	—		44,284,209	—		44,284,209
Foreign Government Obligations	—		461,907,261	—		461,907,261
High Yield Corporate Bonds
Automakers	—		9,138,146	1,500	(5)	9,139,646
Banking	—		469,977,986	2,250	(5)	469,980,236
Metals/Mining (Excluding Steel)	—		417,658,597	19	(5)	417,658,616
Specialty Retail	—		81,965,894	135,317	(4)	82,101,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2016

Investment Type(2)	Level 1	Level 2	Level 3		Total
Telecommunications: Wireline Integrated & Services	$—	$233,276,702	$1,500	(5)	$233,278,202
Remaining Industries	—	5,505,918,528	—		5,505,918,528
Municipal Bond	—	15,302,528	—		15,302,528
Non-Agency Commercial Mortgage-Backed Securities	—	61,173,087	683,518	(4)	61,856,605
Preferred Stock	—	—	3,331,195	(4)	3,331,195
Repurchase Agreement	—	126,146,845	—		126,146,845
Total	$1,265,962,979	$8,010,395,832	$36,960,158		$9,313,318,969
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$589,742	$—		$589,742
Liabilities	—	(237,575)	—		(237,575)
Futures Contracts
Assets	4,487,155	—	—		4,487,155
Liabilities	(1,075,771)	—	—		(1,075,771)
Total	$3,411,384	$352,167	$—		$3,763,551

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of September 30, 2016, OGX Petroleo e Gas SA SP ADR was categorized as Level 1 due to active market trading. For the period ended September 30, 2016, the total amount transferred from Level 2 to Level 1 was $477,431.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of January 1, 2016	$1,363,744	$796,783	$23,304,840	$397,304	$9,810,846	$—
Accrued discounts/premiums	—	—	(13,615)	—	(13,204)	—
Realized gain (loss)	—	—	(763)	—	(1,128,889)	(85,415)
Change in unrealized appreciation/depreciation	(1,063,759)	(3)	555,841	(316,894)	1,052,265	—
Purchases	4,168,223	—	18,921,850	60,176	—	3,416,610
Sales	—	—	(61,032)	—	(9,037,500)
Net transfers in or out of Level 3	—	—	(15,167,250)	—	—	—
Balance as of September 30, 2016	$4,468,208	$796,780	$27,539,871	$140,586	$683,518	$3,331,195

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Schedule of Investments (unaudited)(continued)

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2016, the Fund had no unfunded loan commitments.

Notes to Schedule of Investments (unaudited)(continued)

(m)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2016, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Notes to Schedule of Investments (unaudited)(concluded)

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$589,742
Futures Contracts	$4,487,155	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$237,575
Futures Contracts	$1,075,771	$—

4.	FEDERAL TAX INFORMATION

As of September 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,860,110,851
Gross unrealized gain	605,025,091
Gross unrealized loss	(151,816,973)
Net unrealized security gain	$453,208,118

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016